Segment (Tables)	12 Months Ended
Jun. 30, 2025
Segment [Abstract]
Schedule of Financial Information

The following table presents financial information, including significant segment expenses, which are regularly provided to the CODM and included within segment and consolidated net loss:

	For the year ended June 30,
	2025	2024	2023
Expenses
Operating expenses, excluding share-based compensation, depreciation and amortization expense:
Selling and marketing	$8,014	$125,427	$262,664
General and administrative
Salaries and related benefit	912,948	1,214,852	1,369,575
Professional fees	583,293	303,577	526,568
Rental expenses	542,749	521,814	575,097
Other expenses*	499,638	720,949	776,066
	2,538,628	2,761,192	3,247,306
Research and development
Salaries and related benefit	593,804	606,761	712,062
Supplies and materials	73,325	85,910	335,047
Other expenses*	233,714	402,345	500,834
	900,843	1,095,016	1,547,943
Share-based compensation
General and administrative	197,361	478,094	888,938
Research and development	47,447	(28,783)	33,685
	244,808	449,311	922,623
Depreciation	77,692	305,780	293,135
Total operating expenses	3,769,985	4,736,726	6,273,671
Operating loss	(3,769,985)	(4,736,726)	(6,273,671)
Other income, net	185,772	373,505	211,342
Income tax expense	-	-	-
Segment and consolidated net loss	(3,584,213)	(4,363,221)	(6,062,329)

*	Other expenses include travelling, transportation, entertainment and other sundries expenses.